DEBT (Details Narrative) - USD ($)	Jun. 11, 2021	Apr. 15, 2021	Apr. 06, 2020	Sep. 30, 2021	Sep. 30, 2020
Line of Credit Facility [Line Items]
Paycheck protection program loan			$ 365,430	$ 0	$ 365,430
Debt instrument, interest rate			1.00%
Debt instrument, maturity date			Apr. 12, 2022
Loan forgiveness	$ 192,052
Texas Capital Bank [Member]
Line of Credit Facility [Line Items]
Principal balance with interest amount		$ 1,000